FINANCE EXPENSE (Table)	12 Months Ended
Jun. 30, 2023
Finance Expense [Abstract]
Finance expense

Amounts in R million	Note	2023	2022	2021

Interest on financial liabilities measured at amortised cost		(1.4)	(2.6)	(2.3)
Unwinding of provision for environmental rehabilitation	11	(46.2)	(45.0)	(44.7)
Discount recognised on payments made under protest	24	(19.0)	(21.1)	(7.4)
Interest on lease liabilities	10.2	(3.8)	(4.2)	(4.5)
Unrealised foreign exchange loss		—	—	(8.4)
Other finance expenses		(0.3)	(1.9)	(2.2)
		(70.7)	(74.8)	(69.5)